Shareholders' Capital - Additional Information (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 04, 2025 $ / shares	Dec. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Jun. 26, 2024 shares	Jun. 14, 2024 $ / shares	Mar. 15, 2024 $ / shares	Dec. 31, 2024 CAD ($) vote $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Jun. 18, 2024 shares	Dec. 31, 2022 shares
Repurchase of common shares | $							$ 222,200	$ 221,932
Common share repurchases | $							(217,900)
Shareholders’ capital related liability | $							$ (4,300)
Shares repurchased and cancelled, average price (in dollars per share) | $ / shares							$ 4.50	$ 5.48
Dividends declared (in dollars per share) | $ / shares	$ 0.0225	$ 0.0225	$ 0.0225		$ 0.0225	$ 0.0225
Shareholders’ capital
Shares authorized for repurchase and cancellation (in shares)				70,100,000
Number of shares authorized for repurchase as percentage of public float (in shares)				10.00%
Number of shares outstanding							773,590,000	821,681,000	808,000,000	544,930,000
Common shares repurchased and cancelled (in shares)							48,363,000	40,511,000
Preference shares
Preferred shares without nominal or par value (in shares)							10,000,000
Issued on corporate acquisition (in shares)							0
Ordinary shares
Voting rights, votes per share | vote							1